Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of

EquiTrust Life Annuity Account II and

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Annuity Account II (the Account), as of December 31, 2024, and the related statements of operations and changes in net assets for the year then ended, and the related notes (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, and the results of its operations and changes in net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ Forvis Mazars LLP

We have served as the Account’s auditor since 2024.

West Des Moines, Iowa

April 29, 2025

Appendix

Subaccounts comprising EquiTrust Life Annuity Account II

Subaccounts
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares
BNY Mellon VIF Appreciation Portfolio - Initial Shares
BNY Mellon VIF Growth & Income Portfolio - Initial Shares
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares
CVT NASDAQ-100 Index Portfolio
CVT Russell 2000® Small Cap Index Portfolio
CVT S&P MidCap 400 Index Portfolio
Federated Hermes Government Money Fund II - Service Shares
Federated Hermes Managed Volatility Fund II - Primary Shares
Federated Hermes Quality Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Growth & Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Service Class 2
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Mid Cap Portfolio - Service Class 2
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Global Real Estate VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Franklin Small Cap Value VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
LVIP American Century Capital Appreciation Fund – Standard II
LVIP American Century Ultra Fund – Standard II
LVIP American Century Value Fund – Standard II
LVIP JPMorgan Mid Cap Value Fund - Standard
LVIP JPMorgan Small Cap Core Fund - Standard
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Moderate Allocation Portfolio
T. Rowe Price International Stock Portfolio

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Annuity Account II

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of changes in net assets of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Annuity Account II (the Separate Account) for the year ended December 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the changes in its net assets for the year ended December 31, 2023, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We served as the Separate Account’s auditor from 1998 to 2024.

Des Moines, Iowa

April 24, 2024

Appendix:

Subaccounts comprising EquiTrust Life Annuity Account II

Subaccounts

BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

CVT NASDAQ-100 Index Portfolio

CVT Russell 2000® Small Cap Index Portfolio

CVT S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

LVIP American Century Capital Appreciation Fund – Standard II

LVIP American Century Ultra Fund – Standard II

LVIP American Century Value Fund – Standard II

LVIP JPMorgan Mid Cap Value Fund - Standard

LVIP JPMorgan Small Cap Core Fund - Standard

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

EquiTrust Life Annuity Account II

Statements of Assets and Liabilities

December 31, 2024

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation Units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$17,245	$17,245	$-	$17,245	$12,121	317.41	419.46	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,550,757	2,547,204	3,553	2,550,757	2,546,208	69,902.89	56,027.53	78.15
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,128,238	1,128,238	-	1,128,238	910,716	30,102.39	21,595.60	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	742,418	742,418	-	742,418	773,208	17,043.57	22,260.27	-
CVT NASDAQ-100 Index Portfolio	208,471	202,986	5,485	208,471	98,809	1,245.79	2,040.67	55.14
CVT Russell 2000® Small Cap Index Portfolio	290,249	287,466	2,783	290,249	259,073	3,378.92	6,606.95	63.95
CVT S&P MidCap 400 Index Portfolio	267,234	260,774	6,460	267,234	229,199	2,080.29	4,430.18	109.75
Federated Hermes Government Money Fund II - Service Shares	540,605	540,605	-	540,605	540,605	540,604.67	56,946.36	-
Federated Hermes Managed Volatility Fund II - Primary Shares	1,338,913	1,323,239	15,674	1,338,913	1,318,757	131,394.81	66,237.76	784.58
Federated Hermes Quality Bond Fund II - Primary Shares	687,076	626,356	60,720	687,076	722,661	67,228.55	53,233.32	5,160.56
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,074,906	2,031,796	43,110	2,074,906	1,469,718	35,811.29	23,967.41	508.53
Fidelity® VIP Growth & Income Portfolio - Initial Class	362,198	362,198	-	362,198	266,879	11,855.91	7,567.92	-
Fidelity® VIP Growth Portfolio - Initial Class	424,248	424,248	-	424,248	374,569	4,376.40	6,147.99	-
Fidelity® VIP High Income Portfolio - Service Class 2	308,439	308,439	-	308,439	320,215	69,002.03	11,108.43	-
Fidelity® VIP Index 500 Portfolio - Initial Class	1,308,203	1,291,429	16,774	1,308,203	590,037	2,297.03	22,657.56	294.29
Fidelity® VIP Mid Cap Portfolio - Service Class 2	706,392	706,392	-	706,392	668,051	19,909.59	10,443.29	-
Fidelity® VIP Overseas Portfolio - Initial Class	107,550	107,550	-	107,550	100,261	4,222.60	3,759.05	-
Franklin Global Real Estate VIP Fund - Class 2	12,415	12,415	-	12,415	14,748	1,011.81	698.32	-
Franklin Mutual Shares VIP Fund - Class 2	168,893	151,223	17,670	168,893	167,875	10,304.61	5,066.91	592.03
Franklin Small Cap Value VIP Fund - Class 2	330,388	330,388	-	330,388	301,854	23,071.82	6,064.41	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	256,614	256,614	-	256,614	252,297	17,350.53	6,148.35	-
Franklin U.S. Government Securities VIP Fund - Class 2	117,764	117,764	-	117,764	136,130	11,568.19	9,305.97	-
Templeton Growth VIP Fund - Class 2	62,335	62,335	-	62,335	49,315	4,994.82	2,951.97	-
LVIP American Century Capital Appreciation Fund – Standard II	125,564	125,564	-	125,564	100,921	7,489.20	2,388.67	-
LVIP American Century Ultra Fund – Standard II	351,672	351,672	-	351,672	239,204	11,586.84	5,074.25	-
LVIP American Century Value Fund – Standard II	45,702	23,615	22,087	45,702	38,846	3,737.20	851.09	796.05
LVIP JPMorgan Mid Cap Value Fund - Standard	572,792	572,792	-	572,792	591,707	58,772.03	8,670.84	-
LVIP JPMorgan Small Cap Core Fund - Standard	85,017	85,017	-	85,017	77,457	3,918.90	1,906.15	-
T. Rowe Price All-Cap Opportunities Portfolio	1,457,798	1,457,798	-	1,457,798	1,280,258	38,022.89	19,773.19	-
T. Rowe Price Equity Income Portfolio	921,837	919,883	1,954	921,837	857,864	32,424.80	20,505.50	43.55
T. Rowe Price Mid-Cap Growth Portfolio	2,138,995	2,135,065	3,930	2,138,995	2,132,773	73,885.85	23,395.46	43.07
T. Rowe Price Moderate Allocation Portfolio	1,145,912	1,145,912	-	1,145,912	1,110,054	54,723.61	31,968.81	-
T. Rowe Price International Stock Portfolio	201,177	201,177	-	201,177	198,599	13,447.69	10,341.67	-

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account II

Statements of Operations

Year Ended December 31, 2024

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$61	$(229)	$(168)	$145	$104	$249	$3,145	$3,226
BNY Mellon VIF Appreciation Portfolio - Initial Shares	10,496	(35,041)	(24,545)	(20,185)	176,197	156,012	131,928	263,395
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	5,990	(15,691)	(9,701)	43,075	56,906	99,981	120,406	210,686
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	5,339	(10,706)	(5,367)	(445)	-	(445)	29,983	24,171
CVT NASDAQ-100 Index Portfolio	657	(2,559)	(1,902)	7,569	12,910	20,479	19,613	38,190
CVT Russell 2000® Small Cap Index Portfolio	3,505	(4,105)	(600)	4,912	5,671	10,583	17,114	27,097
CVT S&P MidCap 400 Index Portfolio	3,138	(3,896)	(758)	7,634	11,310	18,944	13,381	31,567
Federated Hermes Government Money Fund II - Service Shares	21,144	(6,517)	14,627	-	-	-	-	14,627
Federated Hermes Managed Volatility Fund II - Primary Shares	27,265	(17,548)	9,717	(22,905)	-	(22,905)	174,355	161,167
Federated Hermes Quality Bond Fund II - Primary Shares	20,950	(9,702)	11,248	(12,077)	-	(12,077)	16,920	16,091
Fidelity® VIP Contrafund® Portfolio - Initial Class	3,682	(27,973)	(24,291)	159,654	232,894	392,548	169,553	537,810
Fidelity® VIP Growth & Income Portfolio - Initial Class	5,075	(5,708)	(633)	77,026	23,693	100,719	(23,323)	76,763
Fidelity® VIP Growth Portfolio - Initial Class	4	(5,621)	(5,617)	16,334	88,791	105,125	(955)	98,553
Fidelity® VIP High Income Portfolio - Service Class 2	18,817	(2,385)	16,432	(223)	-	(223)	(3,971)	12,238
Fidelity® VIP Index 500 Portfolio - Initial Class	15,984	(18,025)	(2,041)	151,977	755	152,732	115,038	265,729
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,391	(9,709)	(7,318)	10,762	93,108	103,870	1,940	98,492
Fidelity® VIP Overseas Portfolio - Initial Class	1,827	(1,531)	296	3,036	5,064	8,100	(4,992)	3,404
Franklin Global Real Estate VIP Fund - Class 2	268	(225)	43	(2,295)	-	(2,295)	1,858	(394)
Franklin Mutual Shares VIP Fund - Class 2	3,316	(2,455)	861	(9,633)	3,448	(6,185)	21,219	15,895
Franklin Small Cap Value VIP Fund - Class 2	3,563	(5,184)	(1,621)	(27,095)	8,807	(18,288)	56,339	36,430
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(3,444)	(3,444)	(1,617)	-	(1,617)	27,364	22,303
Franklin U.S. Government Securities VIP Fund - Class 2	3,612	(1,724)	1,888	(3,296)	-	(3,296)	937	(471)
Templeton Growth VIP Fund - Class 2	611	(903)	(292)	718	209	927	1,794	2,429
LVIP American Century Capital Appreciation Fund – Standard II	-	(1,690)	(1,690)	1,782	7,394	9,176	17,749	25,235
LVIP American Century Ultra Fund – Standard II	-	(4,468)	(4,468)	1,973	25,690	27,663	51,679	74,874
LVIP American Century Value Fund – Standard II	1,333	(635)	698	243	2,581	2,824	(78)	3,444
LVIP JPMorgan Mid Cap Value Fund - Standard	7,005	(10,258)	(3,253)	8,808	91,837	100,645	(7,982)	89,410
LVIP JPMorgan Small Cap Core Fund - Standard	680	(1,171)	(491)	(90)	1,283	1,193	7,272	7,974
T. Rowe Price All-Cap Opportunities Portfolio	1,029	(20,454)	(19,425)	84,761	159,044	243,805	80,076	304,456
T. Rowe Price Equity Income Portfolio	18,751	(14,633)	4,118	16,589	59,822	76,411	27,531	108,060

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Operations (continued)

Year Ended December 31, 2024

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
T. Rowe Price Mid-Cap Growth Portfolio	$-	$(30,668)	$(30,668)	$64,595	$193,120	$257,715	$(60,346)	$166,701
T. Rowe Price Moderate Allocation Portfolio	26,180	(16,074)	10,106	1,253	31,442	32,695	50,189	92,990
T. Rowe Price International Stock Portfolio	1,953	(3,436)	(1,483)	744	5,054	5,798	4,695	9,010

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets

For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$14,196	$(168)	$249	$3,145	$3,226	$-	$-	$(23)	$(154)	$(177)	$3,049	$17,245
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,424,037	(24,545)	156,012	131,928	263,395	110,059	(244,449)	(2,101)	(184)	(136,675)	126,720	2,550,757
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,053,774	(9,701)	99,981	120,406	210,686	5,680	(42,176)	(846)	(98,880)	(136,222)	74,464	1,128,238
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	797,541	(5,367)	(445)	29,983	24,171	3,572	(86,788)	(1,096)	5,018	(79,294)	(55,123)	742,418
CVT NASDAQ-100 Index Portfolio	157,247	(1,902)	20,479	19,613	38,190	-	(7,061)	7	20,088	13,034	51,224	208,471
CVT Russell 2000® Small Cap Index Portfolio	289,480	(600)	10,583	17,114	27,097	11,280	(36,048)	(110)	(1,450)	(26,328)	769	290,249
CVT S&P MidCap 400 Index Portfolio	269,124	(758)	18,944	13,381	31,567	1,067	(35,770)	(60)	1,306	(33,457)	(1,890)	267,234
Federated Hermes Government Money Fund II - Service Shares	480,261	14,627	-	-	14,627	118,709	(85,743)	(612)	13,363	45,717	60,344	540,605
Federated Hermes Managed Volatility Fund II - Primary Shares	1,185,539	9,717	(22,905)	174,355	161,167	114,772	(126,240)	(1,187)	4,862	(7,793)	153,374	1,338,913
Federated Hermes Quality Bond Fund II - Primary Shares	711,985	11,248	(12,077)	16,920	16,091	32,938	(84,952)	90	10,924	(41,000)	(24,909)	687,076
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,737,226	(24,291)	392,548	169,553	537,810	30,320	(200,226)	(797)	(29,427)	(200,130)	337,680	2,074,906
Fidelity® VIP Growth & Income Portfolio - Initial Class	421,296	(633)	100,719	(23,323)	76,763	2,890	(52,440)	(128)	(86,183)	(135,861)	(59,098)	362,198
Fidelity® VIP Growth Portfolio - Initial Class	344,211	(5,617)	105,125	(955)	98,553	3,300	(9,759)	(271)	(11,786)	(18,516)	80,037	424,248
Fidelity® VIP High Income Portfolio - Service Class 2	55,173	16,432	(223)	(3,971)	12,238	18	-	(67)	241,077	241,028	253,266	308,439
Fidelity® VIP Index 500 Portfolio - Initial Class	1,165,922	(2,041)	152,732	115,038	265,729	17,636	(69,869)	(321)	(70,894)	(123,448)	142,281	1,308,203
Fidelity® VIP Mid Cap Portfolio - Service Class 2	660,922	(7,318)	103,870	1,940	98,492	19,667	(62,071)	(475)	(10,143)	(53,022)	45,470	706,392

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
Fidelity® VIP Overseas Portfolio - Initial Class	$104,464	$296	$8,100	$(4,992)	$3,404	$12,195	$(13,389)	$(79)	$955	$(318)	$3,086	$107,550
Franklin Global Real Estate VIP Fund - Class 2	24,271	43	(2,295)	1,858	(394)	-	(11,760)	(43)	341	(11,462)	(11,856)	12,415
Franklin Mutual Shares VIP Fund - Class 2	188,456	861	(6,185)	21,219	15,895	120	(31,825)	188	(3,941)	(35,458)	(19,563)	168,893
Franklin Small Cap Value VIP Fund - Class 2	382,536	(1,621)	(18,288)	56,339	36,430	16,367	(104,515)	(245)	(185)	(88,578)	(52,148)	330,388
Franklin Small-Mid Cap Growth VIP Fund - Class 2	236,586	(3,444)	(1,617)	27,364	22,303	274	(601)	(125)	(1,823)	(2,275)	20,028	256,614
Franklin U.S. Government Securities VIP Fund - Class 2	132,999	1,888	(3,296)	937	(471)	1,056	(16,710)	(198)	1,088	(14,764)	(15,235)	117,764
Templeton Growth VIP Fund - Class 2	62,390	(292)	927	1,794	2,429	180	(2,220)	(49)	(395)	(2,484)	(55)	62,335
LVIP American Century Capital Appreciation Fund – Standard II	116,132	(1,690)	9,176	17,749	25,235	300	(10,285)	(104)	(5,714)	(15,803)	9,432	125,564
LVIP American Century Ultra Fund – Standard II	277,418	(4,468)	27,663	51,679	74,874	1,350	(412)	(127)	(1,431)	(620)	74,254	351,672
LVIP American Century Value Fund – Standard II	43,927	698	2,824	(78)	3,444	54	(1,997)	274	-	(1,669)	1,775	45,702
LVIP JPMorgan Mid Cap Value Fund - Standard	804,904	(3,253)	100,645	(7,982)	89,410	6,595	(93,756)	(405)	(233,956)	(321,522)	(232,112)	572,792
LVIP JPMorgan Small Cap Core Fund - Standard	77,898	(491)	1,193	7,272	7,974	-	-	(59)	(796)	(855)	7,119	85,017
T. Rowe Price All-Cap Opportunities Portfolio	1,335,215	(19,425)	243,805	80,076	304,456	9,895	(174,515)	(1,110)	(16,143)	(181,873)	122,583	1,457,798
T. Rowe Price Equity Income Portfolio	1,055,642	4,118	76,411	27,531	108,060	31,066	(203,548)	(856)	(68,527)	(241,865)	(133,805)	921,837
T. Rowe Price Mid-Cap Growth Portfolio	2,193,076	(30,668)	257,715	(60,346)	166,701	115,337	(189,965)	(2,042)	(144,112)	(220,782)	(54,081)	2,138,995
T. Rowe Price Moderate Allocation Portfolio	1,143,250	10,106	32,695	50,189	92,990	5,702	(111,552)	(1,266)	16,788	(90,328)	2,662	1,145,912

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2024

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2023	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2024
T. Rowe Price International Stock Portfolio	$256,139	$(1,483)	$5,798	$4 ,695	$9,010	$1,450	$(67,501)	$(224)	$2,303	$(63,972)	$(54,962)	$201,177

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets

For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$11,352	$(109)	$1,544	$1,096	$2,531	$-	$-	$(22)	$335	$313	$2,844	$14,196
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,217,530	(15,869)	103,930	326,584	414,645	6,438	(193,280)	(2,294)	(19,002)	(208,138)	206,507	2,424,037
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	971,267	(7,589)	114,431	125,535	232,377	5,310	(145,523)	(907)	(8,750)	(149,870)	82,507	1,053,774
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	790,312	(8,263)	10,282	57,141	59,160	3,424	(46,402)	(1,286)	(7,667)	(51,931)	7,229	797,541
CVT NASDAQ-100 Index Portfolio	107,152	(1,431)	5,266	51,380	55,215	-	(5,334)	(26)	240	(5,120)	50,095	157,247
CVT Russell 2000® Small Cap Index Portfolio	265,395	(1,369)	(3,316)	42,630	37,945	1,315	(9,156)	(140)	(5,879)	(13,860)	24,085	289,480
CVT S&P MidCap 400 Index Portfolio	286,784	(788)	23,844	17,314	40,370	1,085	(64,989)	(131)	6,005	(58,030)	(17,660)	269,124
Federated Hermes Government Money Fund II - Service Shares	530,899	15,820	-	-	15,820	4,651	(66,828)	(766)	(3,515)	(66,458)	(50,638)	480,261
Federated Hermes Managed Volatility Fund II - Primary Shares	1,194,248	5,756	(39,670)	114,726	80,812	6,509	(96,567)	(1,479)	2,016	(89,521)	(8,709)	1,185,539
Federated Hermes Quality Bond Fund II - Primary Shares	798,484	10,489	(23,419)	46,306	33,376	4,570	(124,231)	(181)	(33)	(119,875)	(86,499)	711,985
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,477,250	(15,071)	108,897	354,516	448,342	8,130	(179,575)	(1,035)	(15,886)	(188,366)	259,976	1,737,226
Fidelity® VIP Growth & Income Portfolio - Initial Class	370,258	1,106	32,391	29,031	62,528	3,357	(17,972)	(209)	3,334	(11,490)	51,038	421,296
Fidelity® VIP Growth Portfolio - Initial Class	291,063	(4,099)	32,625	67,848	96,374	3,099	(45,845)	(280)	(200)	(43,226)	53,148	344,211
Fidelity® VIP High Income Portfolio - Service Class 2	51,861	2,304	(782)	2,951	4,473	18	(2,003)	(93)	917	(1,161)	3,312	55,173
Fidelity® VIP Index 500 Portfolio - Initial Class	930,072	1,109	39,620	188,150	228,879	3,981	(24,204)	(426)	27,620	6,971	235,850	1,165,922

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Fidelity® VIP Mid Cap Portfolio - Service Class 2	$600,259	$(6,176)	$17,799	$66,104	$77,727	$4,335	$(20,646)	$(567)	$(186)	$(17,064)	$60,663	$660,922
Fidelity® VIP Overseas Portfolio - Initial Class	95,569	(367)	1,186	16,504	17,323	2,237	(8,892)	(96)	(1,677)	(8,428)	8,895	104,464
Franklin Global Real Estate VIP Fund - Class 2	22,382	340	(230)	2,025	2,135	-	(472)	(56)	282	(246)	1,889	24,271
Franklin Mutual Shares VIP Fund - Class 2	189,969	735	10,417	10,214	21,366	120	(21,382)	98	(1,715)	(22,879)	(1,513)	188,456
Franklin Small Cap Value VIP Fund - Class 2	353,650	(3,086)	10,033	31,817	38,764	4,240	(14,019)	(314)	215	(9,878)	28,886	382,536
Franklin Small-Mid Cap Growth VIP Fund - Class 2	192,513	(2,922)	(3,440)	54,135	47,773	324	(1,062)	(156)	(2,806)	(3,700)	44,073	236,586
Franklin U.S. Government Securities VIP Fund - Class 2	139,047	1,812	(2,209)	4,327	3,930	1,093	(8,241)	(250)	(2,580)	(9,978)	(6,048)	132,999
Templeton Growth VIP Fund - Class 2	88,438	1,912	(2,642)	15,361	14,631	180	(36,752)	(67)	(4,040)	(40,679)	(26,048)	62,390
LVIP American Century Capital Appreciation Fund – Standard II	136,308	(1,814)	(3,358)	28,557	23,385	300	(34,530)	(114)	(9,217)	(43,561)	(20,176)	116,132
LVIP American Century Ultra Fund – Standard II	196,434	(3,329)	17,302	67,566	81,539	1,100	(300)	(138)	(1,217)	(555)	80,984	277,418
LVIP American Century Value Fund – Standard II	43,584	421	3,648	(900)	3,169	54	(3,248)	226	142	(2,826)	343	43,927
LVIP JPMorgan Mid Cap Value Fund - Standard	790,894	13,762	60,526	(3,532)	70,756	9,088	(49,848)	(412)	(15,574)	(56,746)	14,010	804,904
LVIP JPMorgan Small Cap Core Fund - Standard	68,060	3	449	7,648	8,100	-	-	(70)	1,808	1,738	9,838	77,898
T. Rowe Price All-Cap Opportunities Portfolio	1,109,735	(13,937)	114,239	195,423	295,725	9,434	(74,396)	(1,123)	(4,160)	(70,245)	225,480	1,335,215
T. Rowe Price Equity Income Portfolio	1,147,512	7,339	36,941	38,320	82,600	7,846	(176,736)	(1,040)	(4,540)	(174,470)	(91,870)	1,055,642

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
T. Rowe Price Mid-Cap Growth Portfolio	$2,051,495	$(29,844)	$152,916	$235,517	$358,589	$15,943	$(223,911)	$(2,276)	$(6,764)	$(217,008)	$141,581	$2,193,076
T. Rowe Price Moderate Allocation Portfolio	1,098,971	10,203	(10,911)	147,083	146,375	4,998	(113,165)	(1,408)	7,479	(102,096)	44,279	1,143,250
T. Rowe Price International Stock Portfolio	231,533	(948)	(1,136)	35,523	33,439	1,445	(6,014)	(288)	(3,976)	(8,833)	24,606	256,139

See accompanying notes.

EquiTrust Life Annuity Account II

Notes to Financial Statements

December 31, 2024

1.	Organization and Significant Accounting Policies

Organization

EquiTrust Life Annuity Account II (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for individual variable annuity contracts issued by the Company. The Company discontinued sales of variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following thirty-five investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Franklin Templeton Variable Insurance Products Trust
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	Franklin Global Real Estate VIP Fund - Class 2
BNY Mellon Variable Investment Fund	Franklin Mutual Shares VIP Fund - Class 2
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Franklin Small Cap Value VIP Fund - Class 2
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	Franklin Small-Mid Cap Growth VIP Fund - Class 2
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	Franklin U.S. Government Securities VIP Fund - Class 2
Calvert Variable Trust, Inc. (3)	Templeton Growth VIP Fund - Class 2
CVT NASDAQ-100 Index Portfolio (3)	Lincoln Variable Insurance Products Trust
CVT Russell 2000® Small Cap Index Portfolio (3)	LVIP American Century Capital Appreciation Fund - Standard II (2)
CVT S&P MidCap 400 Index Portfolio (3)	LVIP American Century Inflation Protection Fund - Standard II (1) (2)
Federated Hermes Insurance Series	LVIP American Century Mid Cap Value Fund – Standard II (1) (2)
Federated Hermes Government Money Fund II - Service Shares	LVIP American Century Ultra Fund – Standard II (2)
Federated Hermes Managed Volatility Fund II - Primary Shares	LVIP American Century Value Fund – Standard II (2)
Federated Hermes Quality Bond Fund II - Primary Shares	LVIP JPMorgan Mid Cap Value Fund – Standard
Fidelity® Variable Insurance Products Funds	LVIP JPMorgan Small Cap Core Fund – Standard
Fidelity® VIP Contrafund® Portfolio - Initial Class	T. Rowe Price Equity Series, Inc.
Fidelity® VIP Growth & Income Portfolio - Initial Class	T. Rowe Price All-Cap Opportunities Portfolio
Fidelity® VIP Growth Portfolio - Initial Class	T. Rowe Price Equity Income Portfolio
Fidelity® VIP High Income Portfolio - Service Class 2	T. Rowe Price Mid-Cap Growth Portfolio
Fidelity® VIP Index 500 Portfolio - Initial Class	T. Rowe Price Moderate Allocation Portfolio
Fidelity® VIP Mid Cap Portfolio - Service Class 2	T. Rowe Price International Series, Inc.
Fidelity® VIP Overseas Portfolio - Initial Class	T. Rowe Price International Stock Portfolio

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

(1)	Subaccount was inactive during 2024 and 2023; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.
(2)	On April 26, 2024, American Century Variable Portfolios, Inc. funds were reorganized into newly formed funds of Lincoln Variable Insurance Products Trust. On that date, assets of each fund were transferred as noted below. In addition, subaccounts that had invested in the American Century Variable Portfolios, Inc. funds transferred their investment into the respective newly formed fund as noted below.

Newly formed fund/portfolio	Former fund/portfolio
LVIP American Century Capital Appreciation Fund – Standard II	American Century VP Capital Appreciation Fund
LVIP American Century Inflation Protection Fund – Standard II	American Century VP Inflation Protection Bond Fund
LVIP American Century Mid Cap Value Fund – Standard II	American Century VP Mid Cap Value Fund
LVIP American Century Ultra Fund – Standard II	American Century VP Ultra® Fund
LVIP American Century Value Fund – Standard II	American Century VP Value Fund

(3)	On May 1, 2024, Calvert Variable Products, Inc. changed its name to Calvert Variable Trust, Inc. and each fund was renamed as noted below.

Current name	Former name
CVT NASDAQ-100 Index Portfolio	Calvert VP NASDAQ-100 Index Portfolio
CVT Russell 2000® Small Cap Index Portfolio	Calvert VP Russell 2000® Small Cap Index Portfolio
CVT S&P MidCap 400 Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2024, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2.	Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $45 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3.	Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

4.	Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2024:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	$166	$407

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	294,859	279,882
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	90,786	179,803
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	9,165	93,826

Calvert Variable Trust, Inc.:
CVT NASDAQ-100 Index Portfolio	33,513	9,471
CVT Russell 2000® Small Cap Index Portfolio	25,544	46,801
CVT S&P MidCap 400 Index Portfolio	22,859	45,764

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	153,511	93,167
Federated Hermes Managed Volatility Fund II - Primary Shares	144,697	142,773
Federated Hermes Quality Bond Fund II - Primary Shares	63,329	93,081

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	318,239	309,766
Fidelity® VIP Growth & Income Portfolio - Initial Class	39,039	151,840
Fidelity® VIP Growth Portfolio - Initial Class	106,789	42,131
Fidelity® VIP High Income Portfolio - Service Class 2	259,888	2,428
Fidelity® VIP Index 500 Portfolio - Initial Class	76,065	200,799
Fidelity® VIP Mid Cap Portfolio - Service Class 2	115,741	82,973
Fidelity® VIP Overseas Portfolio - Initial Class	20,014	14,972

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	732	12,151
Franklin Mutual Shares VIP Fund - Class 2	7,078	38,227
Franklin Small Cap Value VIP Fund - Class 2	32,491	113,883
Franklin Small-Mid Cap Growth VIP Fund - Class 2	96	5,815
Franklin U.S. Government Securities VIP Fund - Class 2	6,162	19,038
Templeton Growth VIP Fund - Class 2	891	3,458

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund – Standard II	$7,692	$17,791
LVIP American Century Ultra Fund – Standard II	26,818	6,216
LVIP American Century Value Fund – Standard II	4,228	2,618
LVIP JPMorgan Mid Cap Value Fund - Standard	105,952	338,890
LVIP JPMorgan Small Cap Core Fund - Standard	2,059	2,122

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	167,099	209,353
T. Rowe Price Equity Income Portfolio	125,309	303,234
T. Rowe Price Moderate Allocation Portfolio	94,500	143,280
T. Rowe Price Mid-Cap Growth Portfolio	310,511	368,841

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	10,156	70,557

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

5.	Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2024 and 2023:

		Period Ended December 31,
	2024			2023
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	-	5	(5)	13	2	11

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,391	5,595	(3,204)	251	5,672	(5,421)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	553	3,367	(2,814)	249	3,949	(3,700)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	155	2,564	(2,409)	216	1,894	(1,678)

Calvert Variable Trust, Inc.:
CVT NASDAQ-100 Index Portfolio	223	79	144	5	78	(73)
CVT Russell 2000® Small Cap Index Portfolio	393	1,020	(627)	128	524	(396)
CVT S&P MidCap 400 Index Portfolio	154	732	(578)	178	1,306	(1,128)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	14,159	9,431	4,728	1,300	8,584	(7,284)
Federated Hermes Managed Volatility Fund II - Primary Shares	5,991	6,591	(600)	786	6,178	(5,392)
Federated Hermes Quality Bond Fund II - Primary Shares	3,712	7,306	(3,594)	1,674	12,454	(10,780)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,044	3,604	(2,560)	286	3,508	(3,222)
Fidelity® VIP Growth & Income Portfolio - Initial Class	235	3,276	(3,041)	260	567	(307)
Fidelity® VIP Growth Portfolio - Initial Class	298	564	(266)	130	1,003	(873)
Fidelity® VIP High Income Portfolio - Service Class 2	8,982	2	8,980	38	85	(47)
Fidelity® VIP Index 500 Portfolio - Initial Class	1,180	3,421	(2,241)	934	753	181
Fidelity® VIP Mid Cap Portfolio - Service Class 2	330	1,177	(847)	146	465	(319)
Fidelity® VIP Overseas Portfolio - Initial Class	435	458	(23)	116	446	(330)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	25	669	(644)	17	35	(18)
Franklin Mutual Shares VIP Fund - Class 2	17	1,286	(1,269)	55	942	(887)
Franklin Small Cap Value VIP Fund - Class 2	401	2,071	(1,670)	197	414	(217)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	4	62	(58)	59	165	(106)
Franklin U.S. Government Securities VIP Fund - Class 2	212	1,411	(1,199)	143	954	(811)
Templeton Growth VIP Fund - Class 2	4	123	(119)	4	2,128	(2,124)

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	Period Ended December 31,
	2024			2023
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
Lincoln Variable Insurance Products Trust:
LVIP American Century Capital Appreciation Fund – Standard II	8	342	(334)	8	1,089	(1,081)
LVIP American Century Ultra Fund – Standard II	21	31	(10)	23	34	(11)
LVIP American Century Value Fund – Standard II	13	75	(62)	19	135	(116)
LVIP JPMorgan Mid Cap Value Fund - Standard	125	5,185	(5,060)	227	1,255	(1,028)
LVIP JPMorgan Small Cap Core Fund - Standard	2	20	(18)	51	2	49

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	137	2,715	(2,578)	380	1,657	(1,277)
T. Rowe Price Equity Income Portfolio	1,100	6,470	(5,370)	307	4,826	(4,519)
T. Rowe Price Moderate Allocation Portfolio	1,087	3,732	(2,645)	941	4,179	(3,238)
T. Rowe Price Mid-Cap Growth Portfolio	1,333	3,799	(2,466)	269	3,033	(2,764)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	179	3,243	(3,064)	321	807	(486)

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

6.	Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2024, 2023, 2022, 2021 and 2020, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2024	419	$41.11	$17,245	0.37%	1.40%	22.86%
2023	424	33.46	14,196	0.53	1.40	21.81
2022	413	27.47	11,352	0.40	1.40	(24.14)
2021	1,505	36.21	54,478	0.60	1.40	24.95
2020	1,775	28.98	51,437	0.89	1.40	22.12
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2024	56,106	45.46	2,550,757	0.42	1.40	11.23
2023	59,310	40.87	2,424,037	0.71	1.40	19.29
2022	64,731	34.26	2,217,530	0.67	1.40	(19.20)
2021	67,626	42.40	2,867,054	0.44	1.40	25.41
2020	69,973	33.81	2,366,098	0.79	1.40	21.97
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2024	21,596	52.24	1,128,238	0.53	1.40	21.01
2023	24,410	43.17	1,053,774	0.65	1.40	24.95
2022	28,110	34.55	971,267	0.80	1.40	(16.00)
2021	29,094	41.13	1,196,620	0.47	1.40	23.92
2020	30,976	33.19	1,028,284	0.77	1.40	22.88
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2024	22,260	33.35	742,418	0.70	1.40	3.15
2023	24,669	32.33	797,541	0.34	1.40	7.77
2022	26,347	30.00	790,312	-	1.40	(17.76)
2021	33,637	36.48	1,227,060	0.11	1.40	14.86
2020	37,322	31.76	1,185,405	0.67	1.40	18.24
CVT NASDAQ-100 Index Portfolio:
2024	2,096	99.47	208,471	0.36	1.40	23.46
2023	1,952	80.57	157,247	0.34	1.40	52.28
2022	2,025	52.91	107,152	0.17	1.40	(33.57)
2021	2,264	79.65	180,313	0.28	1.40	25.12
2020	2,387	63.66	151,925	0.47	1.40	46.18
CVT Russell 2000® Small Cap Index Portfolio:
2024	6,671	43.51	290,249	1.20	1.40	9.68
2023	7,298	39.67	289,480	0.87	1.40	14.99
2022	7,694	34.50	265,395	0.81	1.40	(21.61)
2021	7,928	44.01	348,897	0.74	1.40	12.96
2020	8,625	38.96	336,039	1.07	1.40	17.99
CVT S&P MidCap 400 Index Portfolio:
2024	4,540	58.86	267,234	1.13	1.40	11.92
2023	5,118	52.59	269,124	1.10	1.40	14.53
2022	6,246	45.92	286,784	0.94	1.40	(14.52)
2021	8,751	53.72	470,151	0.79	1.40	22.70
2020	11,230	43.78	491,683	1.20	1.40	11.74

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Federated Hermes Government Money Fund II - Service Shares:
2024	56,946	$9.49	$540,605	4.56%	1.40%	3.15%
2023	52,218	9.20	480,261	4.42	1.40	3.14
2022	59,502	8.92	530,899	1.13	1.40	(0.22)
2021	64,462	8.94	576,511	-	1.40	(1.43)
2020	62,795	9.07	569,451	0.12	1.40	(1.20)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2024	67,022	19.98	1,338,913	2.18	1.40	13.98
2023	67,622	17.53	1,185,539	1.87	1.40	7.15
2022	73,014	16.36	1,194,248	1.93	1.40	(14.92)
2021	87,219	19.23	1,677,239	1.79	1.40	16.90
2020	90,410	16.45	1,487,579	2.62	1.40	(0.48)
Federated Hermes Quality Bond Fund II - Primary Shares:
2024	58,394	11.77	687,076	3.03	1.40	2.44
2023	61,988	11.49	711,985	2.78	1.40	4.74
2022	72,768	10.97	798,484	2.62	1.40	(10.52)
2021	82,084	12.26	1,006,670	2.51	1.40	(2.78)
2020	94,834	12.61	1,196,000	2.64	1.40	6.59
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2024	24,476	84.77	2,074,906	0.18	1.40	31.92
2023	27,036	64.26	1,737,226	0.47	1.40	31.63
2022	30,258	48.82	1,477,250	0.50	1.40	(27.33)
2021	33,590	67.18	2,256,649	0.06	1.40	26.06
2020	35,493	53.29	1,891,375	0.24	1.40	28.75
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2024	7,568	47.86	362,198	1.25	1.40	20.52
2023	10,609	39.71	421,296	1.66	1.40	17.07
2022	10,916	33.92	370,258	1.66	1.40	(6.25)
2021	11,080	36.18	400,904	2.44	1.40	24.20
2020	11,011	29.13	320,748	2.16	1.40	6.35
Fidelity® VIP Growth Portfolio - Initial Class:
2024	6,148	69.01	424,248	-	1.40	28.58
2023	6,414	53.67	344,211	0.12	1.40	34.38
2022	7,287	39.94	291,063	0.61	1.40	(25.50)
2021	7,391	53.61	396,272	-	1.40	21.51
2020	7,812	44.12	344,660	0.07	1.40	41.91
Fidelity® VIP High Income Portfolio - Service Class 2:
2024	11,108	27.77	308,439	10.97	1.40	7.14
2023	2,128	25.92	55,173	5.75	1.40	8.72
2022	2,175	23.84	51,861	5.12	1.40	(12.90)
2021	2,233	27.37	61,116	5.37	1.40	2.86
2020	2,202	26.61	58,594	4.79	1.40	0.99
Fidelity® VIP Index 500 Portfolio - Initial Class:
2024	22,952	57.00	1,308,203	1.24	1.40	23.16
2023	25,193	46.28	1,165,922	1.49	1.40	24.44
2022	25,012	37.19	930,072	1.37	1.40	(19.33)
2021	28,299	46.10	1,304,607	1.25	1.40	26.82
2020	31,623	36.35	1,149,698	1.78	1.40	16.58

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2024	10,443	$67.64	$706,392	0.35%	1.40%	15.54%
2023	11,290	58.54	660,922	0.39	1.40	13.23
2022	11,609	51.70	600,259	0.26	1.40	(16.15)
2021	13,070	61.66	805,818	0.36	1.40	23.59
2020	14,605	49.89	728,689	0.40	1.40	16.24
Fidelity® VIP Overseas Portfolio - Initial Class:
2024	3,759	28.61	107,550	1.67	1.40	3.58
2023	3,782	27.62	104,464	1.02	1.40	18.85
2022	4,112	23.24	95,569	1.08	1.40	(25.51)
2021	4,066	31.20	126,866	0.54	1.40	18.05
2020	4,035	26.43	106,659	0.32	1.40	14.02
Franklin Global Real Estate VIP Fund - Class 2:
2024	698	17.78	12,415	1.68	1.40	(1.71)
2023	1,342	18.09	24,271	2.88	1.40	9.90
2022	1,360	16.46	22,382	2.37	1.40	(27.07)
2021	1,397	22.57	31,528	1.02	1.40	25.04
2020	976	18.05	17,616	3.28	1.40	(6.72)
Franklin Mutual Shares VIP Fund - Class 2:
2024	5,659	29.85	168,893	1.89	1.40	9.74
2023	6,928	27.20	188,456	1.78	1.40	11.89
2022	7,815	24.31	189,969	1.83	1.40	(8.71)
2021	8,289	26.63	220,695	2.87	1.40	17.57
2020	9,869	22.65	223,587	2.67	1.40	(6.37)
Franklin Small Cap Value VIP Fund - Class 2:
2024	6,064	54.48	330,388	0.96	1.40	10.15
2023	7,734	49.46	382,536	0.52	1.40	11.20
2022	7,951	44.48	353,650	0.99	1.40	(11.31)
2021	8,444	50.15	423,448	1.01	1.40	23.64
2020	8,941	40.56	362,654	1.51	1.40	3.73
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2024	6,148	41.74	256,614	-	1.40	9.50
2023	6,206	38.12	236,586	-	1.40	24.98
2022	6,312	30.50	192,513	-	1.40	(34.61)
2021	8,512	46.64	396,986	-	1.40	8.52
2020	9,518	42.98	409,119	-	1.40	52.95
Franklin U.S. Government Securities VIP Fund - Class 2:
2024	9,306	12.65	117,764	2.94	1.40	(0.08)
2023	10,505	12.66	132,999	2.73	1.40	3.01
2022	11,316	12.29	139,047	2.38	1.40	(11.01)
2021	12,007	13.81	165,770	2.39	1.40	(3.16)
2020	18,020	14.26	256,959	2.72	1.40	2.37
Templeton Growth VIP Fund - Class 2:
2024	2,952	21.12	62,335	0.95	1.40	3.94
2023	3,071	20.32	62,390	3.79	1.40	19.39
2022	5,195	17.02	88,438	0.16	1.40	(12.76)
2021	7,799	19.51	152,115	1.08	1.40	3.45
2020	10,438	18.86	196,856	3.09	1.40	4.31

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

LVIP American Century Capital Appreciation Fund – Standard II:
2024	2,389	$52.57	$125,564	-%	1.40%	23.26%
2023	2,723	42.65	116,132	-	1.40	19.03
2022	3,804	35.83	136,308	-	1.40	(29.11)
2021	4,760	50.54	240,566	-	1.40	9.61
2020	5,246	46.11	241,863	-	1.40	40.49
LVIP American Century Ultra Fund – Standard II:
2024	5,074	69.31	351,672	-	1.40	27.01
2023	5,084	54.57	277,418	-	1.40	41.52
2022	5,095	38.56	196,434	-	1.40	(33.30)
2021	8,613	57.81	497,912	-	1.40	21.45
2020	8,885	47.60	422,890	-	1.40	47.78
LVIP American Century Value Fund – Standard II:
2024	1,647	27.75	45,702	2.94	1.40	7.98
2023	1,709	25.70	43,927	2.38	1.40	7.58
2022	1,825	23.89	43,584	2.05	1.40	(0.83)
2021	2,103	24.09	50,658	1.72	1.40	22.78
2020	3,401	19.62	66,729	2.24	1.40	(0.41)
LVIP JPMorgan Mid Cap Value Fund - Standard:
2024	8,671	66.06	572,792	0.96	1.40	12.69
2023	13,731	58.62	804,904	3.15	1.40	9.39
2022	14,759	53.59	790,894	0.94	1.40	(9.42)
2021	17,299	59.16	1,023,433	0.90	1.40	28.11
2020	19,000	46.18	877,569	1.48	1.40	(1.03)
LVIP JPMorgan Small Cap Core Fund - Standard:
2024	1,906	44.60	85,017	0.81	1.40	10.15
2023	1,924	40.49	77,898	1.39	1.40	11.54
2022	1,875	36.30	68,060	0.47	1.40	(20.46)
2021	2,109	45.64	96,263	0.53	1.40	19.73
2020	2,950	38.12	112,471	0.84	1.40	12.08
T. Rowe Price All-Cap Opportunities Portfolio:
2024	19,773	73.73	1,457,798	0.07	1.40	23.42
2023	22,351	59.74	1,335,215	0.25	1.40	27.19
2022	23,628	46.97	1,109,735	-	1.40	(22.59)
2021	24,983	60.68	1,515,820	-	1.40	19.14
2020	27,285	50.93	1,389,695	-	1.40	42.38
T. Rowe Price Equity Income Portfolio:
2024	20,549	44.86	921,837	1.80	1.40	10.14
2023	25,919	40.73	1,055,642	2.05	1.40	8.04
2022	30,438	37.70	1,147,512	1.83	1.40	(4.68)
2021	36,351	39.55	1,437,614	1.55	1.40	23.83
2020	40,809	31.94	1,303,466	2.33	1.40	(0.22)
T. Rowe Price Mid-Cap Growth Portfolio:
2024	23,439	91.26	2,138,995	-	1.40	7.80
2023	25,905	84.66	2,193,076	-	1.40	18.31
2022	28,669	71.56	2,051,495	-	1.40	(23.64)
2021	33,180	93.72	3,109,668	-	1.40	13.26
2020	34,300	82.75	2,838,239	-	1.40	22.10

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

T. Rowe Price Moderate Allocation Portfolio:
2024	31,969	$35.84	$1,145,912	2.28%	1.40%	8.51%
2023	34,614	33.03	1,143,250	2.30	1.40	13.78
2022	37,852	29.03	1,098,971	1.53	1.40	(19.45)
2021	41,822	36.04	1,507,252	0.98	1.40	8.55
2020	43,054	33.20	1,429,518	1.38	1.40	12.93
T. Rowe Price International Stock Portfolio:
2024	10,342	19.45	201,177	0.80	1.40	1.78
2023	13,406	19.11	256,139	1.00	1.40	14.64
2022	13,892	16.67	231,533	0.76	1.40	(16.94)
2021	15,249	20.07	306,116	0.58	1.40	(0.10)
2020	18,246	20.09	366,556	0.52	1.40	12.87

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	Segment Reporting

During 2024, the Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only. Each subaccount, as detailed in Note 1, represents a single operating segment. The Chief Operating Officer of the Company acts as the Chief Operating Decision Maker (CODM) and monitors the operating results of each subaccount. The change in net assets resulting from operations, which is used by the CODM to assess the subaccount’s performance, is consistent with that presented within the subaccount’s financial statements. Subaccount assets are reflected on the accompanying Statement of Assets and Liabilities and significant segment expenses are listed on the accompanying Statement of Operations.